BUSINESS ACQUISITION (Details Narrative) - USD ($)	1 Months Ended
	Sep. 27, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 03, 2018
Common stock voting rights ownership interest	78.27%
Equity method investment ownership	100.00%
Common stock shares issued	8,000,000	10,220,830	10,220,830	1,843,000	200,000
Business Acquisition [Member] | Fair value net assets [Member]
Common stock voting rights ownership interest	78.27%
Equity method investment ownership	100.00%
Fair value of assets acquired	$ 42,766
Common stock shares issued	8,000,000